Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Retained Earnings [Member]	Total
Balance, beginning of year at Dec. 31, 2017				$ 2,650,706
Shareholders' capital
Shares issued for acquisition				1,234,676
Shares issued for the Dividend Reinvestment Plan				49,051
Vesting of equity based awards	$ 54,057	$ (54,057)
Equity based compensation	12,565	48,181
Share-settled dividends on vested equity based awards	7,773		$ 7,773
Balance, end of year at Dec. 31, 2018				4,008,828
Contributed surplus
Equity based compensation	12,565	48,181
Vesting of equity based awards	54,057	(54,057)
Balance, end of year at Dec. 31, 2018				78,478
Accumulated other comprehensive income
Currency translation adjustments				46,353
Gain on derivatives designated as cash flow hedges, net of tax				0
Amount reclassified from cash flow hedge reserve to net earnings, net of tax				0
Loss on derivatives designated as net investment hedges, net of tax				0
Amount reclassified from net investment hedge reserve to net earnings, net of tax				0
Balance, end of year at Dec. 31, 2018				118,182
Deficit
Net earnings				271,650
Dividends declared				(388,111)
Share-settled dividends on vested equity based awards	(7,773)		(7,773)
Balance, end of year at Dec. 31, 2018				(1,388,237)
Deficit
Total shareholders' equity				2,817,251
Shares issued for the Dividend Reinvestment Plan				34,937
Vesting of equity based awards	51,108	(51,108)
Equity based compensation	15,868	48,365
Share-settled dividends on vested equity based awards	8,290		8,290
Balance, end of year at Dec. 31, 2019				4,119,031
Contributed surplus
Equity based compensation	15,868	48,365
Vesting of equity based awards	51,108	$ (51,108)
Balance, end of year at Dec. 31, 2019				75,735
Accumulated other comprehensive income
Currency translation adjustments				(81,042)
Gain on derivatives designated as cash flow hedges, net of tax				19,659
Amount reclassified from cash flow hedge reserve to net earnings, net of tax				(8,364)
Loss on derivatives designated as net investment hedges, net of tax				(3,513)
Amount reclassified from net investment hedge reserve to net earnings, net of tax				4,656
Balance, end of year at Dec. 31, 2019				49,578
Deficit
Net earnings				32,799
Dividends declared				(427,311)
Share-settled dividends on vested equity based awards	$ (8,290)		$ (8,290)
Balance, end of year at Dec. 31, 2019				(1,791,039)
Deficit
Total shareholders' equity				$ 2,453,305